Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details)	Mar. 31, 2025
Land improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Land improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Magnet Plant Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Magnet Plant Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Lab Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lab Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Related Asset (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of estimated useful life or remaining lease term